Intangible Assets, Net (Tables)	6 Months Ended
Mar. 31, 2024
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net	Intangible assets, net consist of the following:
		As of
	Useful life	March 31, 2024	September 30, 2023
		(Unaudited)
Land use rights	50 years	$249,018	$246,434
Software	3 years	20,904	20,687
Total		269,922	267,121
Less: accumulated amortization		(122,270)	(118,537)
Intangible assets, net		$147,652	$148,584

Schedule of Estimated Future Amortization Expense for Intangible Assets	Estimated future amortization expense for intangible assets is as follows:
Twelve months ending March 31,	Amortization expense

2025	$4,980
2026	4,980
2027	4,980
2028	4,980
2029	4,980
Thereafter	122,752
$147,652